Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities Measured At Fair Value On a Recurring Basis (Parenthetical) (Details) - Discount Rate, Measurement Input	Mar. 31, 2025	Mar. 31, 2024
Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	0.06
Bottom of Range | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	0.09	0.09
Bottom of Range | Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate		0.09
Top of Range | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	0.15	0.15
Top of Range | Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate		0.15